SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Shares Subject to Possible Redemption (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 13, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Stock Subject to Possible Redemption [Abstract]
Accretion of redeemable units to redemption value		$ 4,777,000	$ 7,912,000
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Common Stock Subject to Possible Redemption [Abstract]
Redemption		(249,339)	$ 0	$ (145,222,585)	$ 0
Shareholder redemption payable				(249,339)	0
Accretion of redeemable units to redemption value		1,537,840		9,948,542
Class A ordinary shares subject to possible redemption		$ 101,592,732		100,054,892	235,578,275
Class A Units | Learn CW Investment Corporation
Common Stock Subject to Possible Redemption [Abstract]
Redemption				(145,222,585)
Shareholder redemption payable				(249,339)
Accretion of redeemable units to redemption value				9,948,542	31,063,866
Class A ordinary shares subject to possible redemption				$ 100,054,892	235,578,275
Initial Public Offering [Member] | Learn CW Investment Corporation
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds from initial public offering	$ 230,000,000				230,000,000
Initial Public Offering [Member] | Class A Units | Learn CW Investment Corporation
Common Stock Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs					(12,375,591)
Initial Public Offering [Member] | Warrants [Member] | Learn CW Investment Corporation
Common Stock Subject to Possible Redemption [Abstract]
Proceeds allocated to Public Warrants					$ (13,110,000)